Cash and cash equivalents and short-term time deposits (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Reconciliation of Cash, Cash Equivalents and Short-Term Time Deposits

in CHF thousands	2024	2023
Cash at bank in CHF	54,127	57,379
Cash at bank in EUR	2,812	4,948
Cash at bank in USD	6,695	4,829
Cash at bank in GBP	240	153
Total cash at bank at December 31	63,874	67,309

Short-term time deposits in CHF	47,500	77,500
Short-term time deposits in USD	38,065	42,080
Total short-term deposits at December 31	85,565	119,580